Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expenses:
Personnel expenses:

10.Personnel expenses:

The aggregate compensation to personnel of the Company for the years ended December 31, 2019 and 2018 is set out below:

	2019	2018

Short-term benefits	$3,467	$2,412
DSU plan expense	1,613	512
Stock option plan expense	2,134	699
	$7,214	$3,623